CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Millions	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 € / shares
Allowances for doubtful accounts | $	$ 23	$ 4
Preferred shares, par value | € / shares			€ 0.00001
Preferred shares, shares authorized		3,000,000
Preferred shares, shares issued		1,500,000
Preferred shares, shares outstanding		1,500,000
Class A common stock
Shares, par value | $ / shares	$ 0.0001
Shares authorized	3,000,000,000
Shares issued	67,753,543
Shares outstanding	67,753,543
Class B common stock
Shares, par value | $ / shares	$ 0.0001
Shares authorized	3,000,000,000
Shares issued	394,448,481
Shares outstanding	394,448,481
Voting ordinary shares
Shares, par value | € / shares			0.00001
Shares authorized		40,000,000
Shares issued		36,000,000
Shares outstanding		36,000,000
Non-voting ordinary shares
Shares, par value | € / shares			0.00001
Shares authorized		15,000,000
Shares issued		8,413,972
Shares outstanding		8,413,972
Profit shares
Shares, par value | € / shares			€ 0.00001
Shares authorized		800,000
Shares issued		800,000
Shares outstanding		800,000